CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF TODA INTERNATIONAL HOLDINGS INC. (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (3,203,207)	$ (2,996,579)	$ (2,662,595)
Net income	3,474,017	4,505,510	9,948,651
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	0	(180,170)	(771)
Equity income of subsidiaries	3,474,017	4,668,927	9,954,479
Net income	$ 3,474,017	$ 4,488,757	$ 9,953,708